Other assets (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted cash	CAD 18,999	CAD 18,702
Deferred financing costs	3,211	2,428
Other	4,770	4,475
Total other assets	26,980	25,605
Less current portion	(464)	0
Other assets	CAD 26,516	CAD 25,605